SCHEDULE OF TAXES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes Payable
VAT	¥ 436	¥ 44
Income tax	93	209
Property tax		718
Other	53	47
Taxes payable	¥ 582	¥ 1,018